Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred stock	Common stock, $0.0001 par value	Additional paid-in capital	Accumulated deficit	Total
Balance, beginning of period at Dec. 31, 2021			$ 6,737,000	$ (136,342,000)	$ (129,605,000)
Balances, beginning of period (in shares) at Dec. 31, 2021		264,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		82,879
Exercise of options			94,000		94,000
Exercise of common stock warrants (in shares)		69
Share-based compensation			368,000		368,000
Deemed dividend	$ 0	$ 0	2,829,000	(2,829,000)	0
Net loss				(47,187,000)	(47,187,000)
Balance, end of period at Dec. 31, 2022	0	$ 14,000	10,015,000	(186,358,000)	$ (176,329,000)
Balances, end of period (in shares) at Dec. 31, 2022		14,075,524			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		3,877,352
Exercise of options		$ 4,000	46,000		$ 50,000
Share-based compensation			74,000		74,000
Deemed dividend			959,000	(959,000)
Net loss				(8,268,000)	(8,268,000)
Balance, end of period at Mar. 31, 2023	0	$ 18,000	11,094,000	(195,585,000)	(184,473,000)
Balances, end of period (in shares) at Mar. 31, 2023		17,952,876
Balance, beginning of period at Dec. 31, 2022	$ 0	$ 14,000	10,015,000	(186,358,000)	$ (176,329,000)
Balances, beginning of period (in shares) at Dec. 31, 2022		14,075,524			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		247,612
Exercise of options			180,000		$ 180,000
Share-based compensation			1,402,000		1,402,000
Deemed dividend			2,981,000	(2,981,000)
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination (in shares)		21,500,867
Conversion of redeemable convertible preferred stock into common stock in connection with the Business Combination		$ 2,000	204,234,000		204,236,000
Assumption of warrants to purchase common stock in connection with the Business Combination			(2,568,000)		(2,568,000)
Issuance of common stock upon closing the Business Combination, net of expenses (in shares)		4,316,808
Issuance of common stock upon closing the Business Combination, net of expenses			957,000		957,000
Contingent earnout liability recognized upon closing of the Business Combination			(28,927,000)		(28,927,000)
Proceeds from sale of common stock			34,150,000		34,150,000
Issuances (in shares)	4,015,002
Net loss				(59,038,000)	$ (59,038,000)
Ending balance (in shares) at Dec. 31, 2023	4,015,002				4,015,002
Balance, end of period at Dec. 31, 2023	$ 0	$ 2,000	222,437,000	(248,377,000)	$ (25,938,000)
Balances, end of period (in shares) at Dec. 31, 2023		26,413,213			26,413,213
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)		2,906
Exercise of options			7,000		$ 7,000
Share-based compensation			1,086,000		1,086,000
Proceeds from sale of common stock			3,141,000		3,141,000
Issuances (in shares)		350,000
Net loss				(13,219,000)	$ (13,219,000)
Ending balance (in shares) at Mar. 31, 2024	4,015,002				4,015,002
Balance, end of period at Mar. 31, 2024		$ 2,000	$ 226,671,000	$ (261,596,000)	$ (34,923,000)
Balances, end of period (in shares) at Mar. 31, 2024		26,758,272			26,758,272